Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Sep. 30, 2023	Mar. 31, 2023
Derivative [Line Items]
Notional amounts of derivatives	¥ 2,081.5	¥ 1,953.1
Interest rate contracts
Derivative [Line Items]
Notional amounts of derivatives	1,742.9	1,625.6
Foreign exchange contracts
Derivative [Line Items]
Notional amounts of derivatives	322.4	307.4
Equity contracts
Derivative [Line Items]
Notional amounts of derivatives	6.0	5.3
Commodity contracts
Derivative [Line Items]
Notional amounts of derivatives	0.2	0.1
Credit derivatives
Derivative [Line Items]
Notional amounts of derivatives	6.7	11.5
Other
Derivative [Line Items]
Notional amounts of derivatives	¥ 3.3	¥ 3.2